Inome Taxes (Deferred Tax Assets) (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 4,124,109	$ 2,844,500
Stock compensation	275,027	268,104
Tax credit carryforwards	140,524	81,290
Other, net	475,120	142,095
Total deferred tax assets	5,014,780	3,335,989
Less valuation allowance	0	0
Deferred tax assets, net of valuation allowance	5,014,780	3,335,989
Deferred tax liabilities
Intangible assets	(70,911)	(147,397)
Fixed assets	(660,609)	(328,197)
Total deferred tax liabilities	(731,520)	(475,594)
Net deferred tax assets	$ 4,283,260	$ 2,860,395